SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION (Details) - Gross carrying amount [member] - CAD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost, beginning balance		$ 46,161,855	$ 1,522,533
Additions		366,325	44,687,042
Translation differences		(110,101)	(47,720)
Impairments		(12,873,738)
Cost, ending balance		33,544,341	46,161,855
Accumulated amortization, beginning balance
Depreciation
Amortization		81,406
Translation differences		(168)
Accumulated amortization, Ending balance		81,238
Intangible assets, ending balance		33,463,103	46,161,855
Computer software [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	[1]	2,350,473	672,533
Additions	[1]	366,325	1,725,660
Translation differences	[1]	(110,101)	(47,720)
Impairments	[1]	(2,525,459)
Cost, ending balance	[1]	81,238	2,350,473
Accumulated amortization, beginning balance	[1]
Depreciation	[1]
Amortization	[1]	81,406
Translation differences	[1]	(168)
Accumulated amortization, Ending balance	[1]	81,238
Intangible assets, ending balance	[1]		2,350,473
Licences [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		850,000	850,000
Additions
Translation differences
Impairments		(850,000)
Cost, ending balance			850,000
Accumulated amortization, beginning balance
Depreciation
Amortization
Translation differences
Accumulated amortization, Ending balance
Intangible assets, ending balance			850,000
Patent [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		42,961,382
Additions			42,961,382
Translation differences
Impairments		(9,498,279)
Cost, ending balance		33,463,103	42,961,382
Accumulated amortization, beginning balance
Depreciation
Amortization
Translation differences
Accumulated amortization, Ending balance
Intangible assets, ending balance		$ 33,463,103	$ 42,961,382

[1]	Reclassified software development costs from Capital Work in Progress (Note 8) to Intangible Assets – Software (See Note 4)